United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.3%
Alternative Strategies Investment Companies — 23.2%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $118,364,951)	11,550,703	$108,692,112
Domestic Equity Investment Companies — 36.5%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	3,037,487	37,178,845
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	3,077,468	37,668,208
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,829,389	32,252,125
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A	2,262,855	28,919,284
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,530,830	24,432,047
SunAmerica Series, Inc. Focused StarALPHA Portfolio Class A†	869,039	8,195,039
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	76,006	1,511,767
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	73,281	1,300,000
Total Domestic Equity Investment Companies (cost $164,611,713)		171,457,315
Fixed Income Investment Companies — 20.2%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,003,532	23,381,220
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	13,993,425	47,997,449
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	2,296,513	23,493,330
Total Fixed Income Investment Companies (cost $93,082,472)		94,871,999
Global Strategies Investment Companies — 10.0%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A (cost $48,358,553)	3,131,072	47,185,257
International Equity Investment Companies — 10.4%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	2,178,245	24,483,479
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	3,603,485	24,143,350
Total International Equity Investment Companies (cost $51,054,168)		48,626,829
TOTAL INVESTMENTS (cost $475,471,857) (1)	100.3%	470,833,512
Liabilities in excess of other assets	(0.3)	(1,613,051)
NET ASSETS	100.0%	$469,220,461

†	Non-income producing security
#	See Note 3
@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$108,692,112	$—	$—	$108,692,112
Domestic Equity Investment Companies	171,457,315	—	—	171,457,315
Fixed Income Investment Companies	94,871,999	—	—	94,871,999
Global Strategies Investment Companies	47,185,257	—	—	47,185,257
International Equity Investment Companies	48,626,829	—	—	48,626,829
Total	$470,833,512	$—	$—	$470,833,512

See Notes to Portfolio of Investments

1

FOCUSED BALANCED STRATEGY PORTFOLIO@
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.4%
Alternative Strategies Investment Companies — 7.2%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $15,012,795)	1,490,859	$14,028,987
Domestic Equity Investment Companies — 53.3%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	799,178	9,781,934
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,489,435	18,230,684
SunAmerica Series, Inc. Focused Growth and Income Portfolio, Class A	435,635	6,029,187
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	230,254	5,486,952
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	853,170	15,041,396
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A	800,924	10,235,809
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	675,306	10,777,885
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	549,719	9,070,357
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	481,162	9,570,321
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	529,346	9,390,589
Total Domestic Equity Investment Companies (cost $96,896,183)		103,615,114
Fixed Income Investment Companies — 24.7%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,599,494	30,336,098
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,287,776	7,847,073
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	951,914	9,738,081
Total Fixed Income Investment Companies (cost $47,573,079)		47,921,252
Global Strategies Investment Companies — 15.2%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A (cost $29,504,465)	1,957,551	29,500,286
TOTAL INVESTMENTS (cost $188,986,522) (1)	100.4%	195,065,639
Liabilities in excess of other assets	(0.4)	(846,769)
NET ASSETS	100.0%	$194,218,870

†	Non-income producing security
#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$14,028,987	$—	$—	$14,028,987
Domestic Equity Investment Companies	103,615,114	—	—	103,615,114
Fixed Income Investment Companies	47,921,252	—	—	47,921,252
Global Strategies Investment Companies	29,500,286	—	—	29,500,286
Total	$195,065,639	$—	$—	$195,065,639

See Notes to Portfolio of Investments

1

FOCUSED LARGE-CAP GROWTH PORTFOLIO
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.1%
Aerospace/Defense-Equipment — 2.6%
United Technologies Corp.	96,052	$7,525,674
Agricultural Chemicals — 1.3%
Potash Corp. of Saskatchewan, Inc.	78,423	3,665,491
Apparel Manufacturers — 1.8%
Coach, Inc.	74,290	5,204,014
Applications Software — 3.0%
Microsoft Corp.	121,173	3,578,239
Red Hat, Inc.†	112,658	5,223,951
		8,802,190
Athletic Footwear — 2.3%
NIKE, Inc., Class B	64,512	6,708,603
Beverages-Wine/Spirits — 1.0%
Green Mountain Coffee Roasters, Inc.†	57,201	3,051,101
Cable/Satellite TV — 3.6%
Comcast Corp., Class A	226,100	6,011,999
DISH Network Corp., Class A	156,916	4,381,095
		10,393,094
Casino Hotels — 1.6%
Las Vegas Sands Corp.†	92,738	4,554,363
Commercial Services-Finance — 1.7%
Visa, Inc., Class A	48,655	4,896,639
Computers — 7.6%
Apple, Inc.†	48,705	22,232,858
Computers-Memory Devices — 2.5%
EMC Corp.†	278,392	7,171,378
Cosmetics & Toiletries — 1.8%
Estee Lauder Cos., Inc., Class A	89,877	5,206,575
Diversified Banking Institutions — 1.8%
JPMorgan Chase & Co.	140,170	5,228,341
E-Commerce/Products — 1.5%
MercadoLibre, Inc.	49,228	4,302,527
Electric Products-Misc. — 1.9%
AMETEK, Inc.	116,461	5,473,667
Electronic Components-Semiconductors — 5.7%
Broadcom Corp., Class A†	163,195	5,604,116
ON Semiconductor Corp.†	549,452	4,780,232
Texas Instruments, Inc.	192,536	6,234,316
		16,618,664
Finance-Credit Card — 2.0%
American Express Co.	116,200	5,826,268
Food-Retail — 1.8%
Whole Foods Market, Inc.	69,222	5,124,505
Home Furnishings — 1.5%
Tempur-Pedic International, Inc.†	63,702	4,249,560
Instruments-Controls — 2.3%
Honeywell International, Inc.	114,024	6,617,953
Instruments-Scientific — 1.5%
Waters Corp.†	51,543	4,462,077
Investment Management/Advisor Services — 1.6%
Invesco, Ltd.	207,158	4,675,556
Machinery-Construction & Mining — 2.5%
Caterpillar, Inc.	66,872	7,297,073
Medical Instruments — 1.8%
Intuitive Surgical, Inc.†	11,333	5,212,160
Medical-Biomedical/Gene — 3.7%
Alexion Pharmaceuticals, Inc.†	73,293	5,625,971
Biogen Idec, Inc.†	42,681	5,032,943
		10,658,914
Medical-Drugs — 3.9%
Allergan, Inc.	65,968	5,799,247
Pfizer, Inc.	254,977	5,456,508
		11,255,755
Networking Products — 1.5%
Cisco Systems, Inc.	222,287	4,363,494
Oil & Gas Drilling — 1.6%
Ensco PLC ADR	90,915	4,785,766
Oil Companies-Exploration & Production — 3.4%
Anadarko Petroleum Corp.	59,008	4,763,126
Occidental Petroleum Corp.	50,979	5,086,175
		9,849,301
Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	61,840	3,289,888
Oil-Field Services — 2.2%
Schlumberger, Ltd.	86,784	6,523,553
Pharmacy Services — 1.9%
Express Scripts, Inc.†	110,481	5,652,208
Retail-Apparel/Shoe — 1.3%
Lululemon Athletica, Inc.†	61,858	3,905,096
Retail-Building Products — 2.1%
Home Depot, Inc.	141,153	6,265,782
Retail-Restaurants — 5.2%
McDonald’s Corp.	91,272	9,040,492
Starbucks Corp.	129,271	6,195,959
		15,236,451
Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	144,713	8,512,019
Software Tools — 1.9%
VMware, Inc., Class A†	59,155	5,399,077
Transport-Rail — 1.8%
Union Pacific Corp.	44,898	5,132,290
Transport-Services — 1.6%
FedEx Corp.	51,238	4,687,765
Web Portals/ISP — 1.3%
Baidu, Inc. ADR†	29,201	3,723,711
Total Long-Term Investment Securities (cost $245,151,535)		273,741,401
REPURCHASE AGREEMENT — 4.3%
State Street Bank and Trust Co. Joint Repurchase Agreement (1) (cost $12,683,000)	$12,683,000	12,683,000
TOTAL INVESTMENTS (cost $257,834,535)(2)	98.4%	286,424,401
Other assets less liabilities	1.6	4,584,387
NET ASSETS	100.0%	$291,008,788

1

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$22,232,858	$—	$—	$22,232,858
Electronic Components-Semiconductors	16,618,664	—	—	16,618,664
Retail-Restaurants	15,236,451	—	—	15,236,451
Other Industries*	219,653,428	—	—	219,653,428
Repurchase Agreement	—	12,683,000	—	12,683,000
Total	$273,741,401	$12,683,000	$—	$286,424,401

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

FOCUSED GROWTH PORTFOLIO
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.3%
Apparel Manufacturers — 0.7%
Prada SpA†	191,100	$914,189
Applications Software — 4.4%
Microsoft Corp.	180,530	5,331,051
Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	98,575	1,224,301
Banks-Commercial — 1.8%
Standard Chartered PLC	89,282	2,158,194
Beverages-Non-alcoholic — 7.0%
Monster Beverage Corp.†	82,370	8,608,489
Beverages-Wine/Spirits — 1.0%
Pernod-Ricard SA	12,999	1,247,875
Casino Hotels — 2.2%
MGM Resorts International†	209,064	2,728,285
Commercial Services — 2.0%
Iron Mountain, Inc.	77,585	2,391,170
Computers — 10.0%
Apple, Inc.†	26,841	12,252,380
Computers-Memory Devices — 3.3%
EMC Corp.†	157,140	4,047,926
E-Commerce/Products — 9.1%
eBay, Inc.†	350,385	11,072,166
Electronic Components-Misc. — 2.4%
TE Connectivity, Ltd.	85,915	2,929,701
Electronic Components-Semiconductors — 1.9%
ON Semiconductor Corp.†	272,225	2,368,357
Electronic Connectors — 1.4%
Amphenol Corp., Class A	31,120	1,693,862
Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	81,824	953,250
Insurance-Life/Health — 2.1%
Prudential PLC	230,066	2,539,580
Internet Content-Entertainment — 0.4%
Zynga, Inc., Class A†	50,555	530,828
Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	3,518	1,617,963
Medical-Biomedical/Gene — 8.2%
Celgene Corp.†	96,993	7,051,391
Vertex Pharmaceuticals, Inc.†	80,964	2,991,620
		10,043,011
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	5,488	898,276
Metal-Diversified — 2.1%
Ivanhoe Mines, Ltd.†	161,415	2,605,238
Multimedia — 4.3%
News Corp., Class A	279,960	5,271,647
Pharmacy Services — 9.9%
Express Scripts, Inc.†	74,370	3,804,769
Medco Health Solutions, Inc.†	132,946	8,245,311
		12,050,080
Printing-Commercial — 1.3%
VistaPrint NV†	44,885	1,605,985
Retail-Apparel/Shoe — 4.0%
Limited Brands, Inc.	116,865	4,891,969
Retail-Jewelry — 2.6%
Cie Financiere Richemont SA, Class A	56,562	3,201,391
Transport-Services — 6.2%
C.H. Robinson Worldwide, Inc.	43,770	3,013,127
United Parcel Service, Inc., Class B	59,750	4,520,087
		7,533,214
Wireless Equipment — 3.2%
Crown Castle International Corp.†	80,595	3,907,246
Total Long-Term Investment Securities (cost $99,520,855)		116,617,624
SHORT-TERM INVESTMENT SECURITIES — 3.7%

U.S. Government Agencies — 3.7%
Federal Home Loan Bank Disc. Notes 0.00% due 02/01/12 (cost $4,500,000)	$4,500,000	4,500,000

TOTAL INVESTMENTS
(cost $104,020,855)(1)	99.0%	121,117,624
Other assets less liabilities	1.0	1,177,078
NET ASSETS	100.0%	$122,294,702

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$8,608,489	$—	$—	$8,608,489
Computers	12,252,380	—	—	12,252,380
E-Commerce/Products	11,072,166	—	—	11,072,166
Medical-Biomedical/Gene	10,043,011	—	—	10,043,011
Pharmacy Services	12,050,080	—	—	12,050,080
Transport-Services	7,533,214	—	—	7,533,214
Other Industries*	55,058,284	—	—	55,058,284
Short-Term Investment Securities:
U.S. Government Agencies	—	4,500,000	—	4,500,000
Total	$116,617,624	$4,500,000	$—	$121,117,624

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

FOCUSED SMALL-CAP GROWTH PORTFOLIO
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.2%
Advanced Materials — 3.0%
Hexcel Corp.†	173,800	$4,357,166
Aerospace/Defense-Equipment — 3.7%
BE Aerospace, Inc.†	125,600	5,300,320
Auto-Truck Trailers — 2.2%
Wabash National Corp.†	349,900	3,103,613
Auto/Truck Parts & Equipment-Original — 3.7%
Dana Holding Corp.†	196,100	2,912,085
Titan International, Inc.	100,485	2,425,708
		5,337,793
Banks-Commercial — 2.0%
East West Bancorp, Inc.	132,200	2,903,112
Building & Construction-Misc. — 2.5%
Dycom Industries, Inc.†	168,318	3,596,956
Chemicals-Diversified — 1.7%
Rockwood Holdings, Inc.†	49,300	2,489,650
Commercial Services-Finance — 2.5%
Cardtronics, Inc.†	141,537	3,616,270
Computer Aided Design — 1.7%
Aspen Technology, Inc.†	133,702	2,407,973
Computer Data Security — 1.5%
Fortinet, Inc.†	95,700	2,182,917
Computer Services — 1.7%
LivePerson, Inc.†	207,343	2,488,116
Consumer Products-Misc. — 3.1%
Jarden Corp.	133,300	4,490,877
Diversified Manufacturing Operations — 1.9%
Crane Co.	57,400	2,755,200
E-Commerce/Products — 1.5%
MercadoLibre, Inc.	25,200	2,202,480
E-Commerce/Services — 2.6%
IAC/InterActiveCorp.	87,600	3,772,932
Electronic Components-Misc. — 1.2%
Zagg, Inc.†	178,381	1,780,242
Electronic Components-Semiconductors — 4.4%
ON Semiconductor Corp.†	336,700	2,929,290
Skyworks Solutions, Inc.†	155,900	3,364,322
		6,293,612
Enterprise Software/Service — 1.6%
Ariba, Inc.†	84,845	2,316,269
Food-Retail — 1.0%
Fresh Market, Inc.†	34,600	1,489,876
Footwear & Related Apparel — 2.5%
Steven Madden, Ltd.†	86,900	3,575,066
Home Furnishings — 2.1%
Tempur-Pedic International, Inc.†	46,000	3,068,660
Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	21,600	2,171,016
Machinery-General Industrial — 2.1%
Chart Industries, Inc.†	55,100	3,072,376
Medical Instruments — 2.2%
Volcano Corp.†	110,200	3,091,110
Medical Products — 1.5%
Sirona Dental Systems, Inc.†	45,500	2,199,925
Medical-Drugs — 3.4%
Auxilium Pharmaceuticals, Inc.†	161,400	3,207,018
Viropharma, Inc.†	55,300	1,647,387
		4,854,405
Medical-HMO — 1.4%
Centene Corp.†	44,233	1,999,332
Medical-Hospitals — 1.6%
Universal Health Services, Inc., Class B	56,600	2,337,014
Networking Products — 1.7%
Netgear, Inc.†	60,937	2,426,511
Oil Companies-Exploration & Production — 4.1%
Gulfport Energy Corp.†	73,500	2,415,945
Triangle Petroleum Corp.†	517,243	3,537,942
		5,953,887
Oil-Field Services — 2.4%
C&J Energy Services, Inc.†	57,100	950,715
Superior Energy Services, Inc.†	88,100	2,511,731
		3,462,446
Patient Monitoring Equipment — 2.8%
Insulet Corp.†	207,745	4,044,795
Rental Auto/Equipment — 2.9%
United Rentals, Inc.†	108,000	4,129,920
Retail-Apparel/Shoe — 3.3%
ANN, Inc.†	96,400	2,338,664
Finish Line, Inc., Class A	116,200	2,457,630
		4,796,294
Retail-Vitamins & Nutrition Supplements — 0.9%
GNC Holdings, Inc., Class A†	45,100	1,240,701
Semiconductor Components-Integrated Circuits — 0.5%
Cypress Semiconductor Corp.†	38,300	658,569
Steel-Producers — 2.5%
Carpenter Technology Corp.	69,600	3,652,608
Therapeutics — 3.3%
BioMarin Pharmaceutical, Inc.†	60,900	2,172,303
Questcor Pharmaceuticals, Inc.†	73,300	2,597,019
		4,769,322
Transactional Software — 2.1%
VeriFone Systems, Inc.†	71,900	3,070,130
Transport-Truck — 0.5%
Arkansas Best Corp.	39,600	717,552
Wireless Equipment — 5.4%
Aruba Networks, Inc.†	115,100	2,552,918
SBA Communications Corp., Class A†	79,900	3,653,028
Ubiquiti Networks, Inc.†	61,800	1,500,504
		7,706,450
Total Long-Term Investment Securities (cost $122,509,746)		135,883,463
REPURCHASE AGREEMENT — 6.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $9,854,000)	$9,854,000	9,854,000
TOTAL INVESTMENTS (cost $132,363,746)(2)	101.0%	145,737,463
Liabilities in excess of other assets	(1.0)	(1,394,823)
NET ASSETS	100.0%	$144,342,640

1

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Wireless Equipment	$7,706,450	$—	$—	$7,706,450
Other Industries*	128,177,013	—	—	128,177,013
Repurchase Agreement	—	9,854,000	—	9,854,000
Total	$135,883,463	$9,854,000	$—	$145,737,463

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

FOCUSED SMALL-CAP VALUE PORTFOLIO
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 100.4%
Airlines — 2.1%
Copa Holdings SA, Class A	22,004	$1,499,352
Hawaiian Holdings, Inc.†	132,700	923,592
		2,422,944
Banks-Commercial — 6.3%
East West Bancorp, Inc.	103,927	2,282,237
FirstMerit Corp.	132,200	2,074,218
Sterling Bancorp	311,825	2,977,929
		7,334,384
Electronic Components-Misc. — 12.9%
Vishay Intertechnology, Inc.†	253,700	3,115,436
Zagg, Inc.†	1,189,590	11,872,108
		14,987,544
Electronic Components-Semiconductors — 0.7%
MEMC Electronic Materials, Inc.†	188,500	861,445
Finance-Investment Banker/Broker — 3.2%
Interactive Brokers Group, Inc., Class A	102,520	1,550,102
Knight Capital Group, Inc., Class A†	166,412	2,161,692
		3,711,794
Food-Misc. — 2.1%
B&G Foods, Inc.	107,562	2,437,355
Gold Mining — 1.6%
Brigus Gold Corp.†	905,772	1,041,638
Midway Gold Corp.†	433,741	880,494
		1,922,132
Human Resources — 0.8%
TrueBlue, Inc.†	53,261	879,339
Internet Content-Information/News — 1.1%
Dice Holdings, Inc.†	134,595	1,274,615
Investment Companies — 1.5%
Fifth Street Finance Corp.	179,007	1,743,528
Investment Management/Advisor Services — 1.4%
U.S. Global Investors, Inc., Class A	229,876	1,618,327
Leisure Products — 1.3%
Brunswick Corp.	69,500	1,483,130
Machinery-General Industrial — 3.7%
Flow International Corp.†	480,267	1,810,607
Gardner Denver, Inc.	33,100	2,469,260
		4,279,867
Medical-Drugs — 1.8%
Cadence Pharmaceuticals, Inc.†	494,100	2,060,397
Medical-Hospitals — 2.3%
Health Management Associates, Inc., Class A†	411,500	2,637,715
Oil & Gas Drilling — 5.5%
Hercules Offshore, Inc.†	528,220	2,371,708
Ocean Rig UDW, Inc.†	146,200	2,231,012
Pacific Drilling SA†	193,030	1,853,088
		6,455,808
Oil Companies-Exploration & Production — 3.8%
Gastar Exploration, Ltd.†	528,752	1,586,256
Gulfport Energy Corp.†	87,639	2,880,694
		4,466,950
Oil Field Machinery & Equipment — 2.4%
Complete Production Services, Inc.†	84,400	2,844,280
Paper & Related Products — 0.5%
KapStone Paper and Packaging Corp.†	33,000	576,180
Precious Metals — 4.9%
McEwen Mining, Inc.†	873,825	5,068,185
North American Palladium, Ltd.†	217,700	607,383
		5,675,568
Real Estate Investment Trusts — 4.5%
Equity Lifestyle Properties, Inc.	26,200	1,837,668
Extra Space Storage, Inc.	129,000	3,395,280
		5,232,948
Retail-Apparel/Shoe — 2.7%
Express, Inc.†	63,200	1,367,648
Rue21, Inc.†	71,400	1,728,594
		3,096,242
Retail-Bookstores — 1.6%
Barnes & Noble, Inc.†	153,400	1,851,538
Retail-Jewelry — 1.5%
Signet Jewelers, Ltd.	38,611	1,759,889
Retail-Office Supplies — 0.8%
OfficeMax, Inc.†	171,688	949,435
Savings & Loans/Thrifts — 3.7%
Dime Community Bancshares, Inc.	167,052	2,301,976
People’s United Financial, Inc.	164,500	2,028,285
		4,330,261
Semiconductor Equipment — 3.1%
Entegris, Inc.†	377,107	3,612,685
Telecom Services — 6.6%
Vonage Holdings Corp.†	3,037,356	7,684,511
Theaters — 2.0%
Regal Entertainment Group, Class A	189,200	2,355,540
Transport-Marine — 8.9%
Golar LNG, Ltd.	238,923	9,795,843
Overseas Shipholding Group, Inc.	47,556	604,437
		10,400,280
Transport-Truck — 3.1%
Arkansas Best Corp.	33,100	599,772
Swift Transporation Co.†	265,900	3,065,827
		3,665,599
Web Portals/ISP — 2.0%
EarthLink, Inc.	323,500	2,332,435
Total Long-Term Investment Securities (cost $111,134,669)		116,944,665
REPURCHASE AGREEMENT — 1.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,806,000)	$1,806,000	1,806,000
TOTAL INVESTMENTS (cost $112,940,669)(2)	101.9%	118,750,665
Liabilities in excess of other assets	(1.9)	(2,248,934)
NET ASSETS	100.0%	$116,501,731

1

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$7,334,384	$—	$—	$7,334,384
Electronic Components-Misc.	14,987,544	—	—	14,987,544
Oil & Gas Drilling	6,455,808	—	—	6,455,808
Telecom Services	7,684,511	—	—	7,684,511
Transport-Marine	10,400,280	—	—	10,400,280
Other Industries*	70,082,138	—	—	70,082,138
Repurchase Agreement	—	1,806,000	—	1,806,000
Total	$116,944,665	$1,806,000	$—	$118,750,665

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

FOCUSED GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 92.7%
Aerospace/Defense-Equipment — 4.4%
United Technologies Corp.	100,000	$7,835,000
Applications Software — 3.3%
Microsoft Corp.	200,000	5,906,000
Banks-Super Regional — 6.5%
Capital One Financial Corp.	125,000	5,718,750
Wells Fargo & Co.	200,000	5,842,000
		11,560,750
Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	75,000	4,925,250
Cable/Satellite TV — 3.0%
Comcast Corp., Class A	200,000	5,318,000
Casino Hotels — 2.8%
Las Vegas Sands Corp.†	100,000	4,911,000
Computers — 5.1%
Apple, Inc.†	20,000	9,129,600
Cosmetics & Toiletries — 2.6%
Procter & Gamble Co.	75,000	4,728,000
Cruise Lines — 3.0%
Royal Caribbean Cruises, Ltd.	200,000	5,436,000
Diversified Banking Institutions — 6.2%
Bank of America Corp.	500,000	3,565,000
JPMorgan Chase & Co.	200,000	7,460,000
		11,025,000
Diversified Manufacturing Operations — 4.2%
General Electric Co.	400,000	7,484,000
Electronic Components-Semiconductors — 3.0%
Intel Corp.	200,000	5,284,000
Enterprise Software/Service — 3.2%
Oracle Corp.	200,000	5,640,000
Finance-Credit Card — 3.0%
Discover Financial Services	200,000	5,436,000
Medical Products — 2.9%
Covidien PLC	100,000	5,150,000
Medical-Drugs — 9.9%
Johnson & Johnson	100,000	6,591,000
Merck & Co., Inc.	150,000	5,739,000
Pfizer, Inc.	250,000	5,350,000
		17,680,000
Medical-HMO — 2.9%
UnitedHealth Group, Inc.	100,000	5,179,000
Metal-Copper — 2.6%
Freeport-McMoRan Copper & Gold, Inc.	100,000	4,621,000
Networking Products — 2.2%
Cisco Systems, Inc.	200,000	3,926,000
Oil & Gas Drilling — 3.0%
Ensco PLC ADR	100,000	5,264,000
Oil Companies-Integrated — 7.4%
ConocoPhillips	50,000	3,410,500
Exxon Mobil Corp.	50,000	4,187,000
Hess Corp.	100,000	5,630,000
		13,227,500
Paper & Related Products — 1.7%
International Paper Co.	100,000	3,114,000
Retail-Discount — 2.8%
Target Corp.	100,000	5,081,000
Transport-Services — 4.2%
United Parcel Service, Inc., Class B	100,000	7,565,000
Total Long-Term Investment Securities (cost $154,919,837)		165,426,100
REPURCHASE AGREEMENT — 2.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,348,000)	$4,348,000	4,348,000
TOTAL INVESTMENTS (cost $159,267,837)(2)	95.1%	169,774,100
Other assets less liabilities	4.9	8,691,098
NET ASSETS	100.0%	$178,465,198

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$11,560,750	$—	$—	$11,560,750
Computers	9,129,600	—	—	9,129,600
Diversified Banking Institutions	11,025,000	—	—	11,025,000
Medical-Drugs	17,680,000	—	—	17,680,000
Oil Companies-Integrated	13,227,500	—	—	13,227,500
Other Industries*	102,803,250	—	—	102,803,250
Repurchase Agreement	—	4,348,000	—	4,348,000
Total	$165,426,100	$4,348,000	$—	$169,774,100

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 10/31/2011	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation	—	—
Change in unrealized depreciation	—	—
Net purchases	—	—
Net sales	(0)	(0)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 01/31/2012	$—	$—

See Notes to Portfolio of Investments

1

FOCUSED TECHNOLOGY PORTFOLIO
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.0%
Applications Software — 7.7%
Check Point Software Technologies, Ltd.†	9,800	$551,642
Microsoft Corp.	28,700	847,511
Red Hat, Inc.†	7,600	352,412
Salesforce.com, Inc.†	3,400	397,120
		2,148,685
Computer Aided Design — 1.9%
Autodesk, Inc.†	14,900	536,400
Computer Data Security — 0.2%
Fortinet, Inc.†	2,500	57,025
Computer Services — 6.9%
Accenture PLC, Class A	8,600	493,124
Cognizant Technology Solutions Corp., Class A†	14,100	1,011,675
International Business Machines Corp.	2,200	423,720
		1,928,519
Computers — 6.5%
Apple, Inc.†	3,979	1,816,334
Computers-Integrated Systems — 1.0%
Riverbed Technology, Inc.†	11,800	282,492
Computers-Memory Devices — 7.3%
EMC Corp.†	41,363	1,065,511
NetApp, Inc.†	17,300	652,902
SanDisk Corp.†	5,100	233,988
Western Digital Corp.†	2,300	83,605
		2,036,006
E-Commerce/Products — 4.4%
Amazon.com, Inc.†	3,100	602,764
eBay, Inc.†	19,600	619,360
		1,222,124
E-Commerce/Services — 1.0%
OpenTable, Inc.†	6,100	293,837
Electronic Components-Semiconductors — 15.9%
Broadcom Corp., Class A	34,534	1,185,898
Cree, Inc.†	29,500	750,185
Intel Corp.	8,036	212,311
Micron Technology, Inc.†	62,600	475,134
Skyworks Solutions, Inc.†	41,800	902,044
Texas Instruments, Inc.	29,200	945,496
		4,471,068
Enterprise Software/Service — 3.6%
Ariba, Inc.†	20,800	567,840
Oracle Corp.	13,200	372,240
Taleo Corp., Class A†	1,800	64,818
		1,004,898
Entertainment Software — 0.8%
Electronic Arts, Inc.†	11,600	215,412
Human Resources — 0.8%
Monster Worldwide, Inc.†	30,400	218,880
Internet Content-Information/News — 0.9%
Dice Holdings, Inc.†	27,900	264,213
Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	1,519	181,885
Networking Products — 7.0%
Acme Packet, Inc.†	24,600	719,058
Cisco Systems, Inc.	63,700	1,250,431
		1,969,489
Semiconductor Components-Integrated Circuits — 9.6%
Analog Devices, Inc.	5,300	207,389
Atmel Corp.†	46,100	447,631
Cypress Semiconductor Corp.†	12,100	208,059
Marvell Technology Group, Ltd.†	46,237	718,061
QUALCOMM, Inc.	19,105	1,123,756
		2,704,896
Semiconductor Equipment — 2.9%
Applied Materials, Inc.	8,000	98,240
Lam Research Corp.†	16,600	706,994
		805,234
Software Tools — 1.6%
VMware, Inc., Class A†	4,800	438,096
Telecom Equipment-Fiber Optics — 3.9%
Corning, Inc.	58,500	752,895
Finisar Corp.†	17,000	344,420
		1,097,315
Transactional Software — 3.3%
VeriFone Systems, Inc.†	21,400	913,780
Web Portals/ISP — 4.7%
Baidu, Inc. ADR†	2,500	318,800
Google, Inc., Class A†	1,725	1,000,690
		1,319,490
Wireless Equipment — 3.5%
Aruba Networks, Inc.†	34,600	767,428
Ubiquiti Networks, Inc.†	8,700	211,236
		978,664
Total Long-Term Investment Securities (cost $25,393,665)		26,904,742
REPURCHASE AGREEMENT — 5.0%
State Street Bank and Trust Co. Joint Repurchase Agreement (1) (cost $1,404,000)	$1,404,000	1,404,000
TOTAL INVESTMENTS (cost $26,797,665) (2)	101.0%	28,308,742
Liabilities in excess of other assets	(1.0)	(274,567)
NET ASSETS	100.0%	$28,034,175

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$2,148,685	$—	$—	$2,148,685
Computer Services	1,928,519	—	—	1,928,519
Computers	1,816,334	—	—	1,816,334
Computers-Memory Devices	2,036,006	—	—	2,036,006
Electronic Components-Semiconductors	4,471,068	—	—	4,471,068
Networking Products	1,969,489	—	—	1,969,489
Semiconductor Components-Integrated Circuits	2,704,896	—	—	2,704,896
Other Industries*	9,829,745	—	—	9,829,745
Repurchase Agreement	—	1,404,000	—	1,404,000
Total	$26,904,742	$1,404,000	$—	$28,308,742

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

FOCUSED DIVIDEND STRATEGY PORTFOLIO
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.1%
Aerospace/Defense — 13.0%
General Dynamics Corp.	688,778	$47,635,887
Lockheed Martin Corp.	565,098	46,518,867
Northrop Grumman Corp.	759,349	44,080,210
Raytheon Co.	972,558	46,673,058
		184,908,022
Applications Software — 3.4%
Microsoft Corp.	1,649,984	48,724,027
Auto/Truck Parts & Equipment-Original — 3.5%
Autoliv, Inc.	786,910	49,646,152
Beverages-Non-alcoholic — 3.2%
Dr Pepper Snapple Group, Inc.	1,182,417	45,901,428
Chemicals-Diversified — 3.2%
E.I. du Pont de Nemours & Co.	902,631	45,934,892
Commercial Services-Finance — 3.3%
H&R Block, Inc.	2,869,668	46,947,768
Cosmetics & Toiletries — 6.0%
Avon Products, Inc.	2,362,285	41,977,804
Procter & Gamble Co.	696,889	43,931,883
		85,909,687
Diversified Manufacturing Operations — 3.6%
General Electric Co.	2,698,121	50,481,844
Electronic Components-Semiconductors — 3.4%
Intel Corp.	1,821,308	48,118,957
Food-Misc. — 3.4%
Kraft Foods, Inc., Class A	1,251,596	47,936,127
Medical-Drugs — 16.4%
Bristol-Myers Squibb Co.	1,408,925	45,423,742
Eli Lilly & Co.	1,153,128	45,825,307
Johnson & Johnson	690,900	45,537,219
Merck & Co., Inc.	1,288,460	49,296,479
Pfizer, Inc.	2,203,455	47,153,937
		233,236,684
Medical-Outpatient/Home Medical — 3.4%
Lincare Holdings, Inc.	1,890,620	48,570,028
Metal-Copper — 3.4%
Southern Copper Corp.	1,395,056	48,394,493
Semiconductor Equipment — 6.5%
Applied Materials, Inc.	3,564,855	43,776,419
KLA-Tencor Corp.	935,162	47,814,833
		91,591,252
Telecommunication Equipment — 3.4%
Harris Corp.	1,169,400	47,945,400
Telephone-Integrated — 6.3%
AT&T, Inc.	1,502,074	44,175,997
Verizon Communications, Inc.	1,184,114	44,593,733
		88,769,730
Tobacco — 12.7%
Altria Group, Inc.	1,606,833	45,634,057
Lorillard, Inc.	400,729	43,034,287
Philip Morris International, Inc.	627,225	46,897,613
Reynolds American, Inc.	1,150,297	45,126,152
		180,692,109
Total Long-Term Investment Securities (cost $1,276,862,601)		1,393,708,600
REPURCHASE AGREEMENT — 3.1%
State Street Bank and Trust Co. Joint Repurchase Agreement (1) (cost $43,033,000)	$43,033,000	43,033,000
TOTAL INVESTMENTS (cost $1,319,895,601)(2)	101.2%	1,436,741,600
Liabilities in excess of other assets	(1.2)	(16,391,029)
NET ASSETS	100.0%	$1,420,350,571

(1)           See Note 2 for details of Joint Repurchase Agreement.

(2)           See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$184,908,022	$—	$—	$184,908,022
Cosmetics & Toiletries	85,909,687	—	—	85,909,687
Medical-Drugs	233,236,684	—	—	233,236,684
Semiconductor Equipment	91,591,252	—	—	91,591,252
Telephone-Integrated	88,769,730	—	—	88,769,730
Tobacco	180,692,109	—	—	180,692,109
Other Industries*	528,601,116	—	—	528,601,116
Repurchase Agreement	—	43,033,000	—	43,033,000
Total	$1,393,708,600	$43,033,000	$—	$1,436,741,600

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

FOCUSED STARALPHA PORTFOLIO
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 70.5%
Airlines — 0.6%
Copa Holdings SA, Class A	1,359	$92,602
Applications Software — 4.6%
Microsoft Corp.	25,500	753,015
Auto/Truck Parts & Equipment-Original — 0.6%
Icahn Enterprises LP	2,531	96,456
Beverages-Non-alcoholic — 1.3%
Primo Water Corp.†	73,427	215,141
Broadcast Services/Program — 0.6%
Liberty Media Corp. - Liberty Capital, Class A†	1,235	101,776
Cable/Satellite TV — 3.5%
DISH Network Corp., Class A	10,000	279,200
Time Warner Cable, Inc.	4,000	294,880
		574,080
Commercial Services-Finance — 1.7%
Western Union Co.	15,000	286,500
Diversified Operations — 0.5%
Leucadia National Corp.	2,840	78,838
E-Commerce/Products — 6.8%
Amazon.com, Inc.†	3,994	776,593
MercadoLibre, Inc.	3,871	338,326
		1,114,919
Electronic Components-Misc. — 2.8%
Zagg, Inc.†	46,600	465,068
Finance-Consumer Loans — 3.2%
Portfolio Recovery Associates, Inc.†	8,230	534,539
Finance-Credit Card — 1.8%
Discover Financial Services	11,000	298,980
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	3,990	102,104
Food-Retail — 1.7%
Kroger Co.	12,000	285,120
Gold Mining — 0.3%
Franco-Nevada Corp.	1,050	47,481
Internet Telephone — 2.8%
BroadSoft, Inc.†	16,600	462,808
Investment Management/Advisor Services — 0.9%
Value Partners Group, Ltd.	83,000	48,696
WisdomTree Investments, Inc.†	17,970	102,968
		151,664
Medical-Biomedical/Gene — 5.9%
Gilead Sciences, Inc.†	19,735	963,857
Medical-Drugs — 1.7%
Eli Lilly & Co.	7,000	278,180
Medical-Wholesale Drug Distribution — 1.8%
Cardinal Health, Inc.	7,000	301,210
Motion Pictures & Services — 0.4%
DreamWorks Animation SKG, Inc., Class A†	3,905	69,314
Oil Companies-Exploration & Production — 1.5%
Gulfport Energy Corp.†	7,279	239,261
Oil Refining & Marketing — 1.7%
Valero Energy Corp.	12,000	287,880
Precious Metals — 2.7%
McEwen Mining, Inc.†	75,875	440,075
Real Estate Operations & Development — 1.0%
Brookfield Asset Management, Inc., Class A	3,115	94,914
Howard Hughes Corp.†	1,400	72,548
		167,462
Recreational Centers — 5.5%
Life Time Fitness, Inc.†	18,400	904,176
Retail-Bookstores — 0.9%
Barnes & Noble, Inc.†	11,600	140,012
Retail-Office Supplies — 0.4%
OfficeMax, Inc.†	10,728	59,326
Telecom Services — 1.7%
Vonage Holdings Corp.†	108,898	275,512
Telecommunication Equipment — 1.5%
Juniper Networks, Inc.†	11,530	241,323
Tobacco — 1.8%
Philip Morris International, Inc.	4,000	299,080
Transport-Marine — 2.8%
Golar LNG, Ltd.	10,169	416,929
Overseas Shipholding Group, Inc.	3,965	50,395
		467,324
Web Portals/ISP — 4.9%
Google, Inc., Class A†	1,380	800,552
Total Long-Term Investment Securities (cost $11,908,011)		11,595,635
REPURCHASE AGREEMENT — 2.8%
State Street Bank and Trust Co. Joint Repurchase Agreement (1) (cost $458,000)	$458,000	458,000
TOTAL INVESTMENTS (cost $12,366,011) (2)	73.3%	12,053,635
Other assets less liabilities	26.7	4,391,016
NET ASSETS	100.0%	$16,444,651

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$1,114,919	$—	$—	$1,114,919
Medical-Biomedical/Gene	963,857	—	—	963,857
Recreational Centers	904,176	—	—	904,176
Other Industries*	8,612,683	—	—	8,612,683
Repurchase Agreement	—	458,000	—	458,000
Total	$11,595,635	$458,000	$—	$12,053,635

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SUNAMERICA STRATEGIC VALUE PORTFOLIO
Portfolio of Investments — January 31, 2012 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 100.5%
Aerospace/Defense — 2.6%
Boeing Co.	15,723	$1,166,332
General Dynamics Corp.	15,546	1,075,161
Northrop Grumman Corp.	15,415	894,841
Raytheon Co.	14,445	693,216
		3,829,550
Apparel Manufacturers — 1.5%
VF Corp.	16,942	2,227,704
Applications Software — 2.1%
Microsoft Corp.	106,009	3,130,446
Auto/Truck Parts & Equipment-Original — 0.6%
Autoliv, Inc.	13,388	844,649
Banks-Super Regional — 1.9%
Wells Fargo & Co.	94,000	2,745,740
Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	23,977	1,619,167
Coca-Cola Enterprises, Inc.	38,628	1,034,844
		2,654,011
Cable/Satellite TV — 1.8%
Comcast Corp., Class A	63,019	1,675,675
Time Warner Cable, Inc.	13,529	997,358
		2,673,033
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	17,352	883,043
Chemicals-Specialty — 0.9%
Eastman Chemical Co.	21,263	1,069,954
Ferro Corp.†	45,163	305,302
		1,375,256
Coal — 0.1%
James River Coal Co.†	32,263	202,934
Commercial Services-Finance — 0.6%
Equifax, Inc.	20,902	814,551
Containers-Metal/Glass — 0.5%
Owens-Illinois, Inc.†	33,371	802,573
Containers-Paper/Plastic — 0.6%
Sealed Air Corp.	46,765	932,026
Cosmetics & Toiletries — 2.2%
Procter & Gamble Co.	52,595	3,315,589
Diversified Banking Institutions — 4.3%
Bank of America Corp.	248,536	1,772,062
Citigroup, Inc.	68,379	2,100,603
JPMorgan Chase & Co.	67,350	2,512,155
		6,384,820
Diversified Manufacturing Operations — 1.7%
General Electric Co.	130,621	2,443,919
Electric-Generation — 1.1%
AES Corp.†	123,359	1,574,061
Electric-Integrated — 2.7%
Ameren Corp.	55,369	1,751,875
Constellation Energy Group, Inc.	21,015	765,577
Exelon Corp.	37,094	1,475,599
		3,993,051
Electronic Components-Misc. — 0.3%
Vishay Intertechnology, Inc.†	30,685	376,812
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	79,409	532,834
Intel Corp.	87,621	2,314,947
		2,847,781
Engineering/R&D Services — 2.1%
EMCOR Group, Inc.	71,667	2,066,160
McDermott International, Inc.†	31,641	384,754
URS Corp.†	15,134	622,764
		3,073,678
Finance-Other Services — 2.3%
CME Group, Inc.	6,373	1,526,397
NASDAQ OMX Group, Inc.†	52,475	1,300,331
NYSE Euronext	21,899	581,637
		3,408,365
Food-Confectionery — 2.1%
Hershey Co.	23,289	1,422,492
J.M. Smucker Co.	22,225	1,750,886
		3,173,378
Food-Misc. — 1.9%
B&G Foods, Inc.	69,589	1,576,887
Campbell Soup Co.	37,513	1,189,162
		2,766,049
Instruments-Controls — 1.0%
Watts Water Technologies, Inc., Class A	37,753	1,455,378
Insurance Brokers — 0.6%
Erie Indemnity Co., Class A	12,009	920,730
Insurance-Life/Health — 1.6%
CNO Financial Group, Inc.†	134,297	902,476
Lincoln National Corp.	46,416	999,800
Symetra Financial Corp.	54,463	502,149
		2,404,425
Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc.	53,404	935,638
Insurance-Property/Casualty — 1.9%
Mercury General Corp.	46,333	2,024,752
Selective Insurance Group, Inc.	46,280	832,115
		2,856,867
Investment Management/Advisor Services — 2.4%
Federated Investors, Inc., Class B	47,689	814,528
Janus Capital Group, Inc.	75,134	591,305
Legg Mason, Inc.	50,239	1,279,587
National Financial Partners Corp.†	56,380	868,252
		3,553,672
Medical-Biomedical/Gene — 3.3%
Amgen, Inc.	71,244	4,838,180
Medical-Drugs — 10.2%
Bristol-Myers Squibb Co.	146,798	4,732,768
Eli Lilly & Co.	75,518	3,001,085
Johnson & Johnson	111,881	7,374,077
		15,107,930
Medical-HMO — 3.6%
AMERIGROUP Corp.†	11,966	813,808
Coventry Health Care, Inc.†	27,076	814,175
Molina Healthcare, Inc.†	33,252	1,017,844
UnitedHealth Group, Inc.	31,721	1,642,831
WellPoint, Inc.	15,661	1,007,315
		5,295,973

Multimedia — 6.1%
News Corp., Class A	90,682	1,707,542
Time Warner, Inc.	102,901	3,813,511
Viacom, Inc., Class B	27,960	1,315,238
Walt Disney Co.	55,434	2,156,383
		8,992,674
Oil Companies-Exploration & Production — 5.5%
Anadarko Petroleum Corp.	11,675	942,406
Apache Corp.	13,596	1,344,373
Chesapeake Energy Corp.	22,455	474,474
Devon Energy Corp.	18,620	1,188,142
Encana Corp.	98,064	1,875,964
Forest Oil Corp.†	21,096	274,248
Lone Pine Resources, Inc.†	12,921	86,183
Occidental Petroleum Corp.	11,295	1,126,902
Petroquest Energy, Inc.†	93,490	600,206
Quicksilver Resources, Inc.†	55,495	278,030
		8,190,928
Oil Companies-Integrated — 7.9%
Cenovus Energy, Inc.	99,208	3,615,139
Chevron Corp.	50,347	5,189,769
ConocoPhillips	29,786	2,031,703
Hess Corp.	14,952	841,798
		11,678,409
Oil Field Machinery & Equipment — 0.8%
National Oilwell Varco, Inc.	16,007	1,184,198
Oil-Field Services — 0.4%
Tesco Corp.†	46,049	639,160
Paper & Related Products — 0.5%
Domtar Corp.	9,018	778,975
Printing-Commercial — 0.8%
Deluxe Corp.	46,127	1,179,467
Real Estate Operations & Development — 1.3%
Brookfield Asset Management, Inc., Class A	60,568	1,845,507
Retail-Discount — 1.2%
Wal-Mart Stores, Inc.	28,106	1,724,584
Retail-Drug Store — 0.9%
CVS Caremark Corp.	30,797	1,285,775
Retail-Regional Department Stores — 1.0%
Macy’s, Inc.	45,070	1,518,408
Semiconductor Equipment — 0.6%
KLA-Tencor Corp.	16,636	850,599
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.†	2,571	96,875
Steel-Producers — 0.4%
Schnitzer Steel Industries, Inc., Class A	13,545	590,968
Telephone-Integrated — 4.7%
AT&T, Inc.	91,237	2,683,280
CenturyLink, Inc.	34,776	1,287,755
Verizon Communications, Inc.	77,924	2,934,618
		6,905,653
Television — 1.1%
CBS Corp., Class B	55,546	1,581,950
Tobacco — 1.5%
Altria Group, Inc.	40,329	1,145,344
Reynolds American, Inc.	27,646	1,084,552
		2,229,896
Transport-Air Freight — 0.3%
Atlas Air Worldwide Holdings, Inc.†	10,137	482,876
Transport-Marine — 0.2%
Excel Maritime Carriers, Ltd.†	238,692	350,877
Transport-Rail — 1.1%
Union Pacific Corp.	14,056	1,606,741
Wireless Equipment — 0.7%
Motorola Solutions, Inc.	23,175	1,075,552
TOTAL INVESTMENTS (cost $152,647,774)(1)	100.5%	148,631,884
Liabilities in excess of other assets	(0.5)	(703,047)
NET ASSETS	100.0%	$147,928,837

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$15,107,930	$—	$—	$15,107,930
Multimedia	8,992,674	—	—	8,992,674
Oil Companies-Exploration & Production	8,190,928	—	—	8,190,928
Oil Companies-Integrated	11,678,409	—	—	11,678,409
Other Industries*	104,661,943	—	—	104,661,943
Total	$148,631,884	$—	$—	$148,631,884

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of January 31, 2012 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of January 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Large-Cap Growth	4.12%	$12,683,000
Focused Small-Cap Growth	3.20	9,854,000
Focused Small-Cap Value	0.59	1,806,000
Focused Growth and Income	1.41	4,348,000
Focused Technology	0.46	1,404,000
Focused Dividend Strategy	13.99	43,033,000
Focused StarALPHA	0.15	458,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $307,520,000, a repurchase price of $307,520,085 and a maturity date of February 1, 2012.  The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Notes	3.63%	02/15/2021	$265,595,000	$313,673,538

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by SunAmerica Asset Management Corp. (“SunAmerica Funds”). For the three months ended January 31, 2012, transactions in these securities were as follows:

			Capital Gain
			Distribution	Value at
Portfolio	Security	Income	Received	October 31, 2011
Focused Multi-Asset Strategy	Various SunAmerica Funds*	$4,119,736	$12,375,931	$497,933,758
Focused Balanced Strategy	Various SunAmerica Funds*	1,381,121	3,381,927	201,193,118

					Change in
		Cost of	Cost of	Realized	Unrealized	Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	January 31, 2012
Focused Multi-Asset Strategy	Various SunAmerica Funds*	$49,750,968	$56,797,797	$2,344,143	$(22,397,560)	$470,833,512
Focused Balanced Strategy	Various SunAmerica Funds*	24,870,428	29,768,767	2,115,950	(3,345,090)	195,065,639

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of January 31, 2012, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused
	Multi-Asset Strategy	Balanced Strategy	Large-Cap Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$480,804,660	$193,598,662	$260,930,360	$104,306,945
Appreciation	11,366,436	7,935,319	28,858,774	22,471,758
Depreciation	(21,337,584)	(6,468,342)	(3,364,733)	(5,661,079)
Net unrealized appreciation (depreciation)	$(9,971,148)	$1,466,977	$25,494,041	$16,810,679

	Focused	Focused	Focused	Focused
	Small-Cap Growth	Small-Cap Value	Growth and Income	Technology
	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$136,756,220	$118,140,376	$165,455,268	$27,487,030
Appreciation	14,143,853	8,980,767	13,229,155	2,269,053
Depreciation	(5,162,610)	(8,370,478)	(8,910,323)	(1,447,341)
Net unrealized appreciation (depreciation)	$8,981,243	$610,289	$4,318,832	$821,712

	Focused	Focused	SunAmerica Strategic
	Dividend Strategy	StarALPHA	Value
	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$1,322,124,577	$14,776,975	$153,280,225
Appreciation	119,128,605	981,352	11,815,415
Depreciation	(4,511,582)	(3,704,692)	(16,463,756)
Net unrealized appreciation (depreciation)	$114,617,023	$(2,723,340)	$(4,648,341)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 30, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 30, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 30, 2012